Basis of Presentation and General Information (Details) $ / shares in Units, $ in Millions	Aug. 10, 2018 USD ($) item	Dec. 31, 2018 item $ / shares shares	Dec. 31, 2017 $ / shares shares	Sep. 18, 2009 $ / shares shares
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares) | shares		750,000,000	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares		100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Debt reduction in refinancing agreement | $	$ 551
Maturity extension term	5 years
Hyundai Honour
Basis of Presentation and General Information
TEU	13,100	13,100
Hyundai Respect
Basis of Presentation and General Information
TEU	13,100	13,100
Maersk Enping
Basis of Presentation and General Information
TEU		13,100
Maersk Exeter
Basis of Presentation and General Information
TEU		13,100
MSC Ambition
Basis of Presentation and General Information
TEU		13,100
Express Berlin
Basis of Presentation and General Information
TEU		10,100
Express Rome
Basis of Presentation and General Information
TEU		10,100
Express Athens
Basis of Presentation and General Information
TEU		10,100
Pusan C (ex CSCL Pusan)
Basis of Presentation and General Information
TEU		9,580
Le Havre (ex CSCL Le Havre)
Basis of Presentation and General Information
TEU		9,580
CMA CGM Melisande
Basis of Presentation and General Information
TEU		8,530
CMA CGM Attila
Basis of Presentation and General Information
TEU		8,530
CMA CGM Tancredi
Basis of Presentation and General Information
TEU		8,530
CMA CGM Bianca
Basis of Presentation and General Information
TEU		8,530
CMA CGM Samson
Basis of Presentation and General Information
TEU		8,530
Europe
Basis of Presentation and General Information
TEU		8,468
America (ex CSCL America)
Basis of Presentation and General Information
TEU		8,468
CMA CGM Musset
Basis of Presentation and General Information
TEU		6,500
CMA CGM Nerval
Basis of Presentation and General Information
TEU		6,500
CMA CGM Rabelais
Basis of Presentation and General Information
TEU		6,500
CMA CGM Racine
Basis of Presentation and General Information
TEU		6,500
CMA CGM Moliere
Basis of Presentation and General Information
TEU		6,500
YM Mandate
Basis of Presentation and General Information
TEU		6,500
YM Maturity
Basis of Presentation and General Information
TEU		6,500
Performance
Basis of Presentation and General Information
TEU		6,402
Dimitra C (ex Priority)
Basis of Presentation and General Information
TEU		6,402
Zim Monaco
Basis of Presentation and General Information
TEU		4,253
Zim Dalian
Basis of Presentation and General Information
TEU		4,253
Zim Luanda
Basis of Presentation and General Information
TEU		4,253
Zim Rio Grande
Basis of Presentation and General Information
TEU		4,253
Zim Sao Paolo
Basis of Presentation and General Information
TEU		4,253
Zim Kingston
Basis of Presentation and General Information
TEU		4,253
YM Seattle
Basis of Presentation and General Information
TEU		4,253
YM Vancouver
Basis of Presentation and General Information
TEU		4,253
ANL Tongala (ex Deva)
Basis of Presentation and General Information
TEU		4,253
Derby D
Basis of Presentation and General Information
TEU		4,253
Dimitris C
Basis of Presentation and General Information
TEU		3,430
Express Spain
Basis of Presentation and General Information
TEU		3,400
Express Black Sea
Basis of Presentation and General Information
TEU		3,400
Express Argentina
Basis of Presentation and General Information
TEU		3,400
Express Brazil
Basis of Presentation and General Information
TEU		3,400
Express France
Basis of Presentation and General Information
TEU		3,400
Singapore
Basis of Presentation and General Information
TEU		3,314
Colombo
Basis of Presentation and General Information
TEU		3,314
MSC Zebra
Basis of Presentation and General Information
TEU		2,602
Amalia C
Basis of Presentation and General Information
TEU		2,452
Danae C
Basis of Presentation and General Information
TEU		2,524
Highway
Basis of Presentation and General Information
TEU		2,200
Progress C (ex Hyundai Progress)
Basis of Presentation and General Information
TEU		2,200
Bridge
Basis of Presentation and General Information
TEU		2,200
Vladivostok
Basis of Presentation and General Information
TEU		2,200
Advance
Basis of Presentation and General Information
TEU		2,200
Stride
Basis of Presentation and General Information
TEU		2,200
Future
Basis of Presentation and General Information
TEU		2,200
Sprinter
Basis of Presentation and General Information
TEU		2,200